Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Taizhou Huadi Material Technology Co. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advance to suppliers	$ 453	$ 692,485
Huashang Micro Finance Co. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advance from customer	(20,616)	(5,650)
Jueqin Wang [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Due to related parties – noncurrent portion	$ (250,499)	$ (308,908)